SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income	$ (98,501)	$ (111,518)	$ (62,552)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	3,171
Changes in operating assets and liabilities:
Amounts due from related party	(11,271)	(10,594)	(66,867)
Other liabilities	4,605	20,992	23,622
Net cash (used in) provided by operating activities	(40,017)	22,383	(22,374)
Cash flows from investing activities:
Issuance of Promissory Notes receivable	(1,180)	(1,380)
Net cash used in investing activities	(1,762)	(13,245)	(1,071)
Cash flows from financing activities:
Proceeds from Promissory Notes Payable		1,380
Proceeds from exercise of warrants	1,100
Payments for reverse recapitalization and ordinary shares issuance costs	(1,192)
Net cash provided (used in) by financing activities	5,225	1,380	(44,611)
Net change in cash, cash equivalents, and restricted cash	(36,554)	10,518	(68,056)
Cash, cash equivalents, and restricted cash, beginning of period	50,023	43,140	109,193
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	236		258
Related Party [Member]
Changes in operating assets and liabilities:
Other current assets from related parties	127	1,180	1,616
Accrual and other current liabilities	12,972	13,622	55,010
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Other current assets from related parties	(8,927)	(6,927)	10,390
Accrual and other current liabilities	1,427	472	(17,836)
Parent Company [Member]
Cash flows from operating activities
Net (loss) income	(3,592)	23	(8)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	3,171
Changes in operating assets and liabilities:
Amounts due from related party	(90)
Amounts due to related party			8
Other liabilities	83
Net cash (used in) provided by operating activities	(302)	23
Cash flows from investing activities:
Issuance of Promissory Notes receivable		(1,380)
Net cash used in investing activities		(1,380)
Cash flows from financing activities:
Proceeds from Promissory Notes Payable		1,380
Proceeds from exercise of warrants	600
Payments for reverse recapitalization and ordinary shares issuance costs	(250)
Net cash provided (used in) by financing activities	350	1,380
Net change in cash, cash equivalents, and restricted cash	48	23
Cash, cash equivalents, and restricted cash, beginning of period
Cash, cash equivalents, and restricted cash, end of period	48	23
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Parent Company [Member] | Related Party [Member]
Changes in operating assets and liabilities:
Other current assets from related parties	(60)
Accrual and other current liabilities	50
Parent Company [Member] | Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accrual and other current liabilities	$ 136